Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 15 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates were as follows:

	2012	2011

Beginning balance	$1,081	$1,468
New loans	115	196
Effect of changes in composition of related parties	(73)	(62)
Repayments	(294)	(521)

Ending balance	$829	$1,081

Deposits from principal officers, directors, and their affiliates at year-end 2012 and 2011 were $1,769 and $2,559.